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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                   	  Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer High Yield Fund
Schedule of Investments  1/31/10

PrincipaFloating
Amount  Rate (b)                                            Value

              CONVERTIBLE CORPORATE BONDS - 19.8 %
              Energy - 2.8 %
              Coal & Consumable Fuels - 0.7 %
22,813,000    Massey Energy Co., 3.25%, 8/1/15           $20,046,924
              Oil & Gas Equipment & Services - 0.4 %
11,860,000    Exterran Holdings, Inc., 4.25%,  6/15/14   $13,179,425
              Oil & Gas Exploration & Production - 1.6 %
11,867,000    Bill Barrett Corp., 5.0%, 3/15/28          $11,407,154
12,680,000    Carrizo Oil & Gas, Inc., 4.875%, 6/1/28     10,984,050
25,265,000    Chesapeake Energy Co., 2.5%, 5/15/37        21,443,669
6,055,000     Penn Virginia Corp., 4.5%, 11/15/12          5,729,544
                                                         $49,564,417
              Total Energy                               $82,790,766
              Materials - 0.2 %
              Steel - 0.1 %
5,130,000     Steel Dynamics, Inc., 5.125%, 6/15/14      $ 5,918,994
              Total Materials                            $ 5,918,994
              Capital Goods - 4.2 %
              Construction & Farm Machinery & Heavy Trucks - 1.0 %
11,299,000    Greenbrier Co., Inc., 2.375%, 5/15/26 (c)  $ 8,799,096
20,885,000    Navistar International Corp., 3.0%, 10/15/1 20,963,319
                                                         $29,762,415
              Electrical Component & Equipment - 1.6 %
9,199,000     General Cable Corp., 4.5%, 11/15/29        $ 9,382,980
43,087,000    Roper Industries, Inc., 1.4813%, 1/15/34    26,821,658
10,029,000    SunPower Corp., 4.75%, 4/15/14              10,392,551
                                                         $46,597,189
              Trading Companies & Distributors - 1.6 %
37,627,000    WESCO International, Inc., 6.0%, 9/15/29   $46,798,581
              Total Capital Goods                        $123,158,185
              Commercial Services & Supplies - 0.5 %
              Environmental & Facilities Services - 0.4 %
12,475,000    Covanta Holding Co., 3.25%, 6/1/14         $14,034,375
              Total Commercial Services & Supplies       $14,034,375
              Transportation - 0.6 %
              Airlines - 0.0 %
2,575,000     Continental Airlines, Inc., 4.5%, 1/15/15  $ 2,896,875
              Marine - 0.5 %
17,745,000    Horizon Lines, Inc., 4.25%, 8/15/12        $15,171,975
              Total Transportation                       $18,068,850
              Automobiles & Components - 0.6 %
              Automobile Manufacturers - 0.6 %
13,591,000    Ford Motor Co., 4.25%, 11/15/16            $18,194,951
              Total Automobiles & Components             $18,194,951
              Consumer Durables & Apparel - 0.5 %
              Homebuilding - 0.5 %
12,580,000    D.R. Horton, Inc., 2.0%, 5/15/14 (c)       $14,404,100
              Total Consumer Durables & Apparel          $14,404,100
              Media - 1.9 %
              Advertising - 1.5 %
45,689,000    Interpublic Group Cos., 4.25%, 3/15/23     $45,117,888
              Movies & Entertainment - 0.3 %
11,787,000    Live Nation, Inc., 2.875%, 7/15/27         $ 9,930,548
              Total Media                                $55,048,436
              Retailing - 0.2 %
              Automotive Retail - 0.2 %
5,750,000     Sonic Automotive, Inc., 5.0%, 10/1/29      $ 5,857,813
              Total Retailing                            $ 5,857,813
              Food, Beverage & Tobacco - 0.4 %
              Tobacco - 0.4 %
9,945,000     Alliance One International, Inc., 5.5%, 7/1$12,219,919
              Total Food Beverage & Tobacco              $12,219,919
              Health Care Equipment & Services - 2.2 %
              Health Care Equipment - 0.9 %
30,466,000    Hologic, Inc., 2.0%, 12/15/37              $25,591,440
              Health Care Services - 1.0 %
37,665,000    Omnicare, Inc., 3.25%, 12/15/35            $30,696,975
              Health Care Supplies - 0.2 %
5,270,000     Inverness Medical Innovation, 3.0%, 5/15/16$ 5,981,450
1,240,000     Inverness Medical Innovation, 3.0%, 5/15/16  1,407,400
                                                         $ 7,388,850
              Total Health Care Equipment & Services     $63,677,265
              Pharmaceuticals & Biotechnology - 1.0 %
              Biotechnology - 1.0 %
14,400,000    BioMarin Pharmaceutical, Inc., 1.875%, 4/23$15,966,000
19,255,000    MannKind Corp., 3.75%, 12/15/13 (c)         14,056,150
                                                         $30,022,150
              Total Pharmaceuticals & Biotechnology      $30,022,150
              Diversified Financials - 0.1 %
              Consumer Finance - 0.1 %
4,150,000     Dollar Financial Corp., 2.875%, 6/30/27 (14$ 3,755,750
              Total Diversified Financials               $ 3,755,750
              Real Estate - 0.9 %
              Office Real Estate Investment Trust - 0.7 %
14,100,000    Alexandria Realty Trust, 3.7%, 1/15/27 (144$13,430,250
8,425,000     Lexington Realty Trust, 6.0%, 1/15/30 (144A  8,172,250
                                                         $21,602,500
              Specialized Real Estate Investment Trust - 0.2 %
4,720,000     Host Hotels & Resorts LP, 2.5%, 10/15/29   $ 4,708,200
              Total Real Estate                          $26,310,700
              Software & Services - 0.3 %
              Data Processing & Outsourced Services - 0.0 %
575,000       CSG Systems International, Inc., 2.5%, 6/15$   577,156
              Internet Software & Services - 0.2 %
7,744,000     SAVVIS, Inc., 3.0%, 5/15/12                $ 7,056,720
              Total Software & Services                  $ 7,633,876
              Technology Hardware & Equipment - 2.1 %
              Communications Equipment - 0.9 %
13,450,000    CommScope, Inc., 3.25%, 7/1/15             $16,257,688
14,245,000    Nortel Networks, Inc., 2.125%, 4/15/14       9,686,600
                                                         $25,944,288
              Electronic Equipment & Instruments - 0.7 %
7,125,000     L-1 Identity Solutions, Inc., 3.75%, 5/15/2$ 6,572,813
17,000,000    Newport Corp., 2.5%, 2/15/12 (144A)         15,597,500
                                                         $22,170,313
              Technology Distributors - 0.4 %
11,755,000    Anixter International, Inc., 1.0%, 2/15/13 $10,755,825
3,750,000     Anixter International, Inc., 1.0%, 2/15/13   3,431,250
                                                         $14,187,075
              Total Technology Hardware & Equipment      $62,301,676
              Telecommunication Services - 1.3 %
              Alternative Carriers - 0.5 %
15,385,000    Time Warner Telecom, Inc., 2.375%, 4/1/26  $15,923,475
              Integrated Telecommunication Services - 0.5 %
5,675,000     MasTec, Inc., 4.25%, 12/15/14              $ 5,973,902
8,828,000     MasTec, Inc., 4.0%, 6/15/14                  9,170,085
                                                         $15,143,987
              Wireless Telecommunication Services - 0.2 %
4,860,000     SBA Communications Corp., 4.0%, 10/1/14    $ 6,220,800
              Total Telecommunication Services           $37,288,262
              Utilities - 0.2 %
              Multi-Utilities - 0.1 %
4,610,000     CMS Energy Corp., 5.5%, 6/15/29            $ 5,457,085
              Total Utilities                            $ 5,457,085
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $539,262,879)                       $586,143,153
Shares
              PREFERRED STOCKS - 4.2 %
              Energy - 0.8 %
              Oil & Gas Exploration & Production - 0.7 %
39,400        SandRidge Energy, Inc., 8.5%, 12/31/99     $ 5,200,800
106,500       Whiting Petroleum Corp., 6.25%, 12/31/99    18,318,000
                                                         $23,518,800
              Total Energy                               $23,518,800
              Materials - 0.4 %
              Diversified Metals & Mining - 0.3 %
115,700       Freeport-McMoran Copper & Gold, Inc., 6.75%$11,390,665
              Total Materials                            $11,390,665
              Capital Goods - 0.3 %
              Electrical Component & Equipment - 0.3 %
68,400        General Cable Corp., 5.75%, 11/24/13       $ 9,947,925
              Total Capital Goods                        $ 9,947,925
              Health Care Equipment & Services - 0.7 %
              Health Care Supplies - 0.6 %
73,854        Inverness Medical Corp., 3.0%, 12/31/49    $19,866,726
              Total Health Care Equipment & Services     $19,866,726
              Banks - 0.7 %
              Thrifts & Mortgage Finance - 0.6 %
655,732       Sovereign Cap Trust IV, 4.375%, 3/1/34     $20,450,642
              Total Banks                                $20,450,642
              Diversified Financials - 0.7 %
              Diversified Financial Services - 0.7 %
21,565        Bank of America Corp., 7.25%, 12/31/49     $19,516,325
              Total Diversified Financials               $19,516,325
              Utilities - 0.7 %
              Multi-Utilities - 0.7 %
253,300       CMS Energy Corp., 4.5%, 12/31/49           $20,928,912
              Total Utilities                            $20,928,912
              TOTAL PREFERRED STOCKS
              (Cost  $103,579,328)                       $125,619,995

              COMMON STOCKS - 15.5 %
              Energy - 0.7 %
              Integrated Oil & Gas - 0.2 %
222,600       Marathon Oil Corp.                         $ 6,635,706
              Oil & Gas Drilling - 0.3 %
2,437,937     Hercules Offshore, Inc. *                  $ 9,507,954
              Oil & Gas Exploration & Production - 0.1 %
543,713       SandRidge Energy, Inc. * (c)               $ 4,599,812
              Total Energy                               $20,743,472
              Materials - 3.0 %
              Commodity Chemicals - 1.4 %
2,708,350     Georgia Gulf Corp. * (c)                   $41,573,173
              Construction Materials - 0.2 %
169,094       Texas Industries, Inc. (c)                 $ 5,739,050
              Diversified Chemical - 0.2 %
130,742       FMC Corp.                                  $ 6,659,997
              Diversified Metals & Mining - 1.1 %
402,494       Freeport-McMoRan Copper & Gold, Inc. (Class$26,842,325
2,600,200     Polymet Mining Corp. *                       7,566,582
                                                         $34,408,907
              Total Materials                            $88,381,127
              Capital Goods - 3.5 %
              Aerospace & Defense - 1.6 %
789,100       BE Aerospace, Inc. * (c)                   $17,699,513
276,503       DigitalGlobe, Inc. *                         6,506,116
321,000       Geoeye Inc *                                 8,240,070
211,875       ITT Corp.                                   10,235,681
365,300       Orbital Sciences Corp. *                     5,775,393
                                                         $48,456,773
              Building Products - 0.2 %
207,312       Lennox International Inc. (c)              $ 7,923,465
              Construction & Farm Machinery & Heavy Trucks - 0.1 %
623,514       Commercial Vehicle Group, Inc. *           $ 2,986,632
              Electrical Component & Equipment - 0.7 %
259,100       Cooper Industries Plc                      $11,115,390
321,400       General Cable Corp. * (c)                    9,352,740
                                                         $20,468,130
              Industrial Machinery - 0.8 %
318,480       ESCO Technologies, Inc. (c)                $10,411,111
498,200       Kennametal, Inc.                            12,195,936
                                                         $22,607,047
              Total Capital Goods                        $102,442,047
              Automobiles & Components - 0.8 %
              Auto Parts & Equipment - 0.8 %
355,438       Lear Corp. *                               $24,454,134
              Total Automobiles & Components             $24,454,134
              Consumer Services - 1.3 %
              Casinos & Gaming - 0.7 %
395,479       International Game Technology, Inc.        $ 7,253,085
591,500       Scientific Games Corp. * (c)                 8,328,320
153,306       WMS Industries Inc. * (c)                    5,684,586
                                                         $21,265,991
              Restaurants - 0.3 %
406,201       Starbucks Corp. *                          $ 8,851,120
              Specialized Consumer Services - 0.3 %
1,249,240     Service Corp.                              $ 9,581,671
              Total Consumer Services                    $39,698,782
              Media - 0.1 %
              Publishing - 0.1 %
59,819        McGraw-Hill Co., Inc.                      $ 2,120,584
              Total Media                                $ 2,120,584
              Retailing - 0.2 %
              Automotive Retail - 0.1 %
210,574       Sonic Automotive, Inc. * (c)               $ 2,010,982
              Department Stores - 0.1 %
193,200       J.C. Penney Co., Inc. (c)                  $ 4,797,156
              Total Retailing                            $ 6,808,138
              Food, Beverage & Tobacco - 0.2 %
              Tobacco - 0.2 %
1,334,100     Alliance One International Inc. * (c)      $ 6,790,569
              Total Food, Beverage & Tobacco             $ 6,790,569
              Health Care Equipment & Services - 0.8 %
              Health Care Supplies - 0.0 %
70,500        Inverness Medical Innovations, Inc. * (c)  $ 2,846,085
              Managed Health Care - 0.7 %
239,932       AETNA Inc.                                 $ 7,190,762
204,500       CIGNA Corp. (c)                              6,905,965
208,700       United Healthcare Group, Inc.                6,887,100
                                                         $20,983,827
              Total Health Care Equipment & Services     $23,829,912
              Pharmaceuticals & Biotechnology - 1.5 %
              Life Sciences Tools & Services - 1.5 %
191,225       Bio-Rad Laboratories, Inc. *               $17,818,346
361,500       Thermo Fisher Scientific Inc. *             16,683,225
187,700       Waters Corp. *                              10,695,146
                                                         $45,196,717
              Total Pharmaceuticals & Biotechnology      $45,196,717
              Diversified Financials - 0.1 %
              Asset Management & Custody Banks - 0.1 %
168,739       Legg Mason Inc.                            $ 4,350,091
              Total Diversified Financials               $ 4,350,091
              Real Estate - 0.3 %
              Mortgage Real Estate Investment Trust - 0.3 %
556,456       Annaly Capital Management, Inc.            $ 9,671,205
              Total Real Estate                          $ 9,671,205
              Technology Hardware & Equipment - 1.0 %
              Communications Equipment - 0.3 %
137,338       CommScope, Inc. *                          $ 3,736,967
88,600        Research In Motion Co. *                     5,578,256
                                                         $ 9,315,223
              Electronic Equipment & Instruments - 0.5 %
219,205       Itron, Inc. * (c)                          $13,489,876
              Electronic Manufacturing Services - 0.2 %
290,100       Tyco Electronics, Ltd.                     $ 7,217,688
              Total Technology Hardware & Equipment      $30,022,787
              Telecommunication Services - 0.4 %
              Integrated Telecommunication Services - 0.3 %
146,753       General Communication Inc. * (c)           $   870,245
983,200       Windstream Corp. (c)                        10,136,792
                                                         $11,007,037
              Total Telecommunication Services           $11,007,037
              Utilities - 1.2 %
              Gas Utilities - 0.1 %
115,200       Questar Corp.                              $ 4,778,496
              Independent Power Producer & Energy Traders - 0.6 %
746,294       NRG Energy, Inc. * (c)                     $17,993,148
              Multi-Utilities - 0.4 %
147,500       Public Service Enterprise Group, Inc.      $ 4,512,025
138,911       Sempra Energy Co.                            7,049,734
                                                         $11,561,759
              Total Utilities                            $34,333,403
              TOTAL COMMON STOCKS
              (Cost  $420,974,077)                       $449,850,005

              ASSET BACKED SECURITIES - 0.2 %
              Transportation - 0.1 %
              Airlines - 0.1 %
2,326,012     United Airlines, Pass Through Trust, 8.03%,$ 2,249,556
              Total Transportation                       $ 2,249,556
              Banks - 0.1 %
              Thrifts & Mortgage Finance - 0.0 %
2,510,00  0.68Bear Stearns Asset Backed Securities, Inc.,
              Floating Rate Note, 1/25/47                $   865,830
1,925,02  0.58FBR Securitization Trust, Floating Rate Not  1,218,398
                                                         $ 2,084,228
              TOTAL ASSET BACKED SECURITIES
              (Cost  $2,479,226)                         $ 4,333,784

              COLLATERALIZED MORTGAGE OBLIGATION - 0.1 %
              Telecommunication Services - 0.1 %
              Integrated Telecommunication Services - 0.0 %
1,585,00  0.00Global Tower Partners Acquisition, 7.87%, 5$ 1,585,000
              TOTAL COLLATERALIZED MORTGAGE OBLIGATION
              (Cost  $1,201,306)                         $ 1,585,000

              CORPORATE BONDS - 54.4 %
              Energy - 8.6 %
              Coal & Consumable Fuels - 0.4 %
10,595,000    Massey Energy Co., 6.875%, 12/15/13        $10,515,538
              Oil & Gas Equipment & Services - 0.4 %
6,545,000     Complete Production Service, 8.0%, 12/15/16$ 6,479,550
4,930,000     Expro Finance Luxembourg SCA, 8.5%, 12/15/1  4,905,350
                                                         $11,384,900
              Oil & Gas Exploration & Production - 3.5 %
7,455,000     Berry Petroleum Co., 10.25%, 6/1/14        $ 8,163,225
2,370,000     Bill Barrett Corp., 9.875%, 7/15/16          2,547,750
3,845,000     Denbury Resources, Inc., 9.75%, 3/1/16       4,051,669
16,410,000    Hilcorp Energy, Co., 7.75%, 11/1/15 (144A)  16,492,050
10,120,000    Linn Energy LLC, 11.75%, 5/15/17 (144A)     11,511,500
4,555,000     PetroHawk Energy Corp., 10.5%, 8/1/14        5,033,275
3,350,000     PetroHawk Energy Corp., 7.875%, 6/1/15       3,433,750
7,565,000     Plains Exploration & Production Co., 10.0%,  8,397,150
4,380,000     Quicksilver Resources, Inc., 7.125%, 4/1/16  4,155,525
13,440,000    Quicksilver Resources, Inc., 8.25%, 8/1/15  13,843,200
22,850,000    SandRidge Energy, Inc., 8.0%, 6/1/18        22,735,750
4,670,000     SandRidge Energy, Inc., 8.625, 4/1/15        4,699,188
                                                         $105,064,032
              Oil & Gas Refining & Marketing - 2.7 %
5,175,000     Tesoro Corp., 6.5%, 6/1/17                 $ 4,929,188
77,195,000    Tesoro Corp., 6.625%, 11/1/15               74,686,163
                                                         $79,615,351
              Oil & Gas Storage & Transportation - 1.6 %
11,625,0  0.00Enterprise Products, Floating Rate Note, 8/$11,552,344
23,872,000    Holly Energy Partners LP, 6.25%, 3/1/15     23,036,480
5,270,000     Regency Energy Partners LP, 9.375%, 6/1/16   5,711,363
7,240,000     Southern Union Co., 7.2%, 11/1/66            6,443,600
                                                         $46,743,787
              Total Energy                               $253,323,608
              Materials - 9.3 %
              Aluminum - 2.3 %
4,185,000     CII Carbon LLC, 11.125%, 11/15/15          $ 4,226,850
16,275,8  6.83Noranda Aluminum Acquisition, Floating Rate 12,654,457
57,508,000    Novelis, Inc., 7.25%, 2/15/15               54,488,830
                                                         $71,370,137
              Commodity Chemicals - 2.9 %
20,870,000    Arco Chemical Co., 9.8%, 2/1/20   .        $16,487,300
14,055,000    Hexion Finance Escrow LLC, 8.875%, 2/1/18 (113,545,506
42,275,000    Millennium America, Inc., 7.625%, 11/15/26   7,186,750
53,500,000    Nova Chemicals Corp., 7.875%, 9/15/25       47,882,500
                                                         $85,102,056
              Construction Materials - 0.1 %
3,658,000     Texas Industries, Inc., 7.25%, 7/15/13     $ 3,639,710
              Diversified Chemical - 0.1 %
3,579,000     Ineos Group Holdings Plc, 8.5%, 2/15/16 (14$ 2,397,930
              Diversified Metals & Mining - 0.3 %
3,822,648     Blaze Recycling & Metals, 13.0%, 7/16/12   $ 2,628,071
4,790,000     Teck Resources, Ltd., 10.25%, 5/15/16        5,472,575
                                                         $ 8,100,646
              Metal & Glass Containers - 1.2 %
3,500,000     AEP Industries, Inc., 7.875%, 3/15/13      $ 3,430,000
36,025,000    Crown Cork and Seal Co., Inc., 7.375%, 12/1 33,503,250
                                                         $36,933,250
              Paper Packaging - 1.2 %
18,430,000    Graham Packaging Co., 9.875%, 10/15/14 (c) $18,959,863
17,630,000    Graphic Packaging Co., 9.5%, 8/15/13 (c)    18,114,825
                                                         $37,074,688
              Paper Products - 0.4 %
18,440,000    Bowater, Inc., 6.5%, 6/15/13               $ 5,716,400
6,230,000     Cellu Tissue Holdings, Inc., 11.5%, 6/1/14   6,915,300
                                                         $12,631,700
              Steel - 0.7 %
23,405,000    Algoma Acquisition Corp., 9.875%, 6/15/15 ($21,181,525
              Total Materials                            $278,431,642
              Capital Goods - 9.6 %
              Aerospace & Defense - 2.2 %
12,830,000    Aeroflex, Inc., 11.75%, 2/15/15            $13,214,900
12,235,000    BE Aerospace, Inc., 8.5%, 7/1/18 (c)        12,816,163
5,080,000     DigitalGlobe, Inc., 10.5%, 5/1/14            5,461,000
22,980,000    Esterline Technology Corp., 7.75%, 6/15/13  23,439,600
13,315,000    GeoEye, Inc., 9.625%, 10/1/15               13,581,300
                                                         $68,512,963
              Building Products - 0.1 %
5,230,000     USG Corp., 9.75%, 8/1/14 (144A)            $ 5,543,800
              Construction & Engineering - 1.0 %
3,250,000     Esco Corp., 8.625%, 12/15/13 (144A)        $ 3,262,188
525,000   6.65Esco Corp., Floating Rate Note, 12/15/13 (1    485,625
24,161,000    Mueller Water Products co., 7.375%, 6/1/17  21,744,900
                                                         $25,492,713
              Construction & Farm Machinery & Heavy Trucks - 1.0 %
6,230,000     American Railcar, Inc., 7.5%, 3/1/14       $ 5,887,350
22,055,000    Greenbrier Co., Inc., 8.375%, 5/15/15       18,994,869
3,605,000     Titan Wheel International, Inc., 8.0%, 1/15  3,586,975
                                                         $28,469,194
              Electrical Component & Equipment - 2.6 %
40,733,000    Anixter International Corp., 5.95%, 3/1/15 $38,543,601
26,345,000    Baldor Electric Co., 8.625%, 2/15/17 (c)    26,806,038
2,500,000     Coleman Cable, Inc., 9.0%, 2/15/18 (144A)    2,468,750
9,336,000     General Cable Corp., 7.125%, 4/1/17 (c)      9,172,620
                                                         $76,991,009
              Industrial Machinery - 0.6 %
23,330,000    Gardner Denver, Inc., 8.0%, 5/1/13         $22,571,775
              Trading Companies & Distributors - 1.1 %
33,935,000    Wesco Distribution, Inc., 7.5%, 10/15/17   $33,086,625
              Total Capital Goods                        $260,668,079
              Commercial Services & Supplies - 0.3 %
              Environmental & Facilities Services - 0.2 %
7,225,000     Waste Services, Inc., 9.5%, 4/15/14        $ 7,477,875
              Total Commercial Services & Supplies       $ 7,477,875
              Transportation - 1.2 %
              Air Freight & Couriers - 0.5 %
11,710,000    Ceva Group Plc, 10.0%, 9/1/14 (144A)       $11,256,238
3,205,000     Ceva Group Plc, 11.625%, 10/1/16             3,289,131
                                                         $14,545,369
              Airlines - 0.5 %
7,930,000     Delta Air Lines, Inc., 12.25%, 3/15/15     $ 8,207,550
8,720,000     Delta Air Lines, Inc., 9.5%, 9/15/14         9,090,600
                                                         $17,298,150
              Railroads - 0.1 %
3,535,000     Kansas City Southern Mexico, Inc., 7.375%, $ 3,481,975
              Total Transportation                       $35,325,494
              Automobiles & Components - 1.2 %
              Auto Parts & Equipment - 1.0 %
12,770,000    Allison Transmission Co., 11.0%, 11/1/15 (1$13,472,350
10,011,700    Allison Transmission Co., 11.25%, 11/1/15 ( 10,537,314
3,045,000     Tenneco Automotive, Inc., 8.625%, 11/15/14   2,999,325
3,630,000     TRW Automotive, Inc., 8.875%, 12/1/17        3,766,125
                                                         $30,775,114
              Tires & Rubber - 0.2 %
5,125,000     Goodyear Tire & Rubber Co., 10.5%, 5/15/16 $ 5,560,625
              Total Automobiles & Components             $36,335,739
              Consumer Durables & Apparel - 1.1 %
              Homebuilding - 0.2 %
4,875,000     Meritage Homes Corp., 6.25%, 3/15/15       $ 4,570,313
              Housewares & Specialties - 0.9 %
9,145,000     Yankee Acquisition Corp., 8.5%, 2/15/15 (c)$ 9,145,000
19,090,000    Yankee Acquisition Corp., 9.75%, 2/15/17 (c 19,090,000
                                                         $28,235,000
              Total Consumer Durables & Apparel          $32,805,313
              Consumer Services - 0.7 %
              Casinos & Gaming - 0.7 %
33,735,000    Mashantucket Pequot Tribe, 8.5%, 11/15/15 ($10,289,175
2,670,000     Scientific Games International, Inc., 9.25%  2,810,175
8,070,000     Scientific Games International, Inc., 9.25%  8,493,675
                                                         $21,593,025
              Total Consumer Services                    $21,593,025
              Media - 3.5 %
              Advertising - 0.8 %
22,885,000    Interpublic Group of Companies, 10.0%, 7/15$25,287,925
              Broadcasting - 2.7 %
718,000       Clear Channel Worldwide Holding, Inc., 9.25$   734,155
2,873,000     Clear Channel Worldwide Holding, Inc., 9.25  2,959,190
11,430,000    Hughes Network Systems LLC, 9.5%, 4/15/14   11,572,875
7,171,875     Intelsat Bermuda, Ltd., 11.5%, 2/4/17        7,279,453
20,150,000    Intelsat Subsidiary Holding Co., 8.5%, 1/15 20,351,500
4,750,000     Telesat Canada / Telesat LLC, 11.0%, 11/1/1  5,308,125
8,690,000     Telesat Canada / Telesat LLC, 12.5%, 11/1/1  9,950,050
24,577,050    Univision Communications, Inc., 9.75%, 3/15 21,627,804
                                                         $79,783,152
              Total Media                                $105,071,077
              Retailing - 1.8 %
              Apparel Retail - 0.4 %
12,760,000    Brown Shoe Co., Inc., 8.75%, 5/1/12        $12,999,250
              Automotive Retail - 0.6 %
18,994,000    Sonic Automotive Inc., 8.625%, 8/15/13     $19,183,940
              Internet Retail - 0.5 %
13,745,000    Ticketmaster, Inc., 10.75%, 8/1/16         $15,016,413
              Specialty Stores - 0.2 %
6,065,000     Sally Holdings LLC, 10.5%, 11/15/16 (c)    $ 6,489,550
              Total Retailing                            $53,689,153
              Food, Beverage & Tobacco - 1.0 %
              Tobacco - 1.0 %
26,870,000    Alliance One International, Inc., 10.0%, 7/$28,482,200
              Total Food, Beverage & Tobacco             $28,482,200
              Household & Personal Products - 0.2 %
              Personal Products - 0.2 %
4,825,000     Revlon Consumer Products, Inc., 9.75%, 11/1$ 4,975,781
              Total Household & Personal Products        $ 4,975,781
              Health Care Equipment & Services - 3.3 %
              Health Care Facilities - 0.8 %
12,359,175    HCA, Inc., 9.625%, 11/15/16                $13,100,726
2,120,000     HCA, Inc., 9.875%, 2/15/17 (c)               2,305,500
8,090,000     Psychiatric Solutions, Inc., 7.75%, 7/15/15  7,543,925
                                                         $22,950,151
              Health Care Services - 1.0 %
13,785,000    Surgical Care Affiliates, Inc., 10.0%, 7/15$13,578,225
17,489,171    Surgical Care Affiliates, Inc., 8.875%, 7/1 17,139,388
                                                         $30,717,613
              Health Care Supplies - 1.4 %
9,850,000     Bausch & Lomb, Inc., 9.875%, 11/1/15 (c)   $10,342,500
23,890,000    Biomet, Inc., 10.375%, 10/15/17             26,040,100
6,070,000     Inverness Medical Innovation Corp., 9.0%, 5  6,206,575
                                                         $42,589,175
              Total Health Care Equipment & Services     $96,256,939
              Pharmaceuticals & Biotechnology - 0.1 %
              Life Sciences Tools & Services - 0.1 %
4,500,000     Catalent Pharma Solution, Inc., 9.5%, 4/15/$ 4,207,500
              Total Pharmaceuticals & Biotechnology      $ 4,207,500
              Diversified Financials - 0.9 %
              Asset Management & Custody Banks - 0.4 %
11,439,000    Janus Capital Group, Inc., 6.95%, 6/15/17  $11,324,953
              Diversified Financial Services - 0.1 %
2,265,000     Ibis Re, Ltd., 11.2775%, 5/10/12           $ 2,452,995
              Specialized Finance - 0.4 %
6,020,000     Dollar Financial Corp., 10.375%, 12/15/16 ($ 6,351,100
3,850,000     NCO Group, Inc., 11.875%, 11/15/14           3,176,250
3,520,00  7.68NCO Group, Inc., Floating Rate Note, 11/15/  2,833,600
                                                         $12,360,950
              Total Diversified Financials               $26,138,898
              Insurance - 2.7 %
              Insurance Brokers - 1.4 %
19,710,000    Alliant Holdings, Inc., 11.0%, 5/1/15 (144A$20,005,650
4,550,000     Hub International Holdings, Inc., 10.25%, 6  4,265,625
5,000,000     Leucadia National, Inc., 7.125%, 3/15/17 (1  4,925,000
13,265,000    Leucadia National, Inc., 8.125%, 9/15/15    13,563,463
                                                         $42,759,738
              Multi-Line Insurance - 0.7 %
18,792,0 10.75Liberty Mutual Group, Floating Rate Note, 6$20,671,200
              Property & Casualty Insurance - 0.1 %
3,280,000     Hanover Insurance Group, 7.625%, 10/15/25  $ 3,066,800
              Reinsurance - 0.4 %
2,500,00  7.19Blue Fin, Ltd., Floating Rate Note, 4/10/12$ 2,300,250
2,000,00  8.92Caelus Re, Ltd., Floating Rate Note, 6/7/11  1,986,000
3,850,000     Foundation Re III, Ltd., Floating Rate Note  3,846,920
1,675,00 12.03Globecat, Ltd., Cat Bond, Floating Rate Not  1,512,023
625,000   8.78Globecat, Ltd., Cat Bond, Floating Rate Not    610,438
750,000   7.20Muteki, Ltd., Cat Bond, Floating Rate Note,    731,475
790,000   7.45Newton Re, Ltd., Cat Bond, Floating Rate No    783,759
1,150,00  9.75Newton Re, Ltd., Cat Bond, Floating Rate No  1,137,810
                                                         $12,908,675
              Total Insurance                            $79,406,413
              Real Estate - 3.9 %
              Real Estate Operating Companies - 3.9 %
83,340,000    Forest City Enterprises Co., 6.5%, 2/1/17  $67,401,225
53,255,000    Forest City Enterprises Co., 7.625%, 6/1/15 48,195,775
                                                         $115,597,000
              Total Real Estate                          $115,597,000
              Software & Services - 1.7 %
              Application Software - 0.1 %
3,205,000     Vangent, Inc., 9.625%, 2/15/15             $ 2,964,625
5,135,000     Seagate Technology, Inc., 10.0%, 5/1/14      5,879,575
                                                         $ 8,844,200
              Data Processing & Outsourced Services - 0.7 %
22,695,000    First Data Corp., 9.875%, 9/24/15 (c)      $20,255,288
              Internet Software & Services - 0.6 %
15,057,000    Terremark Worldwide, Inc., 12.0%, 6/15/17  $16,675,628
              IT Consulting & Other Services - 0.3 %
10,820,000    SunGard Data Systems, Inc., 9.125%, 8/15/13$11,009,350
              Total Software & Services                  $56,784,466
              Telecommunication Services - 2.3 %
              Alternative Carriers - 1.1 %
13,420,000    Global Crossing, Ltd., 12.0%, 9/15/15 (144A$14,627,800
6,300,000     Paetec Holding Co., 9.5%, 7/15/15            6,095,250
12,700,000    Paetec Holding, Co., 8.875%, 6/30/17 (144A) 12,842,875
                                                         $33,565,925
              Integrated Telecommunication Services - 0.3 %
5,425,000     GCI, Inc., 8.625%, 11/15/19                $ 5,614,875
4,280,000     Mastec Inc., 7.625%, 2/1/17                  4,114,150
5,250,000     Qwest Corp., 8.375%, 5/1/16                  5,748,750
                                                         $15,477,775
              Wireless Telecommunication Services - 0.8 %
14,330,000    Cricket Communications, Inc., 9.375%, 11/01$14,258,350
10,090,000    Metropcs Wireless, Inc., 9.25%, 11/1/14     10,153,063
                                                         $24,411,413
              Total Telecommunication Services           $73,455,113
              Utilities - 2.0 %
              Electric Utilities - 0.7 %
5,335,000     Public Service of New Mexico, 9.25%, 5/15/1$ 5,728,456
19,539,000    TXU Energy Co., 10.25%, 11/1/15 (c)         15,289,268
                                                         $21,017,724
              Independent Power Producer & Energy Traders - 1.3 %
3,000,000     Allegheny Generating Co., 6.875%, 9/1/23   $ 2,939,202
17,000,000    Intergen NV, 9.0%, 6/30/17                  17,340,000
17,525,000    NRG Energy, Inc., 7.375%, 1/15/17           17,415,459
                                                         $37,694,661
              Total Utilities                            $58,712,385
              TOTAL CORPORATE BONDS
              (Cost  $1,638,485,470)                     $1,628,737,700

              MUNICIPAL BONDS - 0.0 %
              Commercial Services & Supplies - 0.0 %
              Environmental & Facilities Services - 0.0 %
10,000,0  7.28Ohio Air Quality Development, Floating Rate$ 1,000,000
              TOTAL MUNICIPAL BONDS
              (Cost  $10,000,000)                        $ 1,000,000

              SENIOR FLOATING RATE LOAN INTERESTS - 5.2 % **
              Energy - 1.0 %
              Oil & Gas Equipment & Services - 0.2 %
6,147,18  8.00Hudson Products Holdings, Inc., Term Loan, $ 6,116,452
              Oil & Gas Exploration & Production - 0.7 %
19,750,0  0.00Denbury Resources, Inc., Term Loan, 1/15/11$19,750,000
3,709,26  4.25Venoco, Inc., Second Lien Loan, 5/7/14       3,432,231
                                                         $23,182,231
              Total Energy                               $29,298,683
              Materials - 0.3 %
              Aluminum - 0.1 %
2,350,00  6.25Reynolds Group Holdings, Inc., U.S. Term Lo$ 2,384,956
              Diversified Chemical - 0.1 %
2,235,00 7.50Ineos U.S. Finance Corp., Term B-2 Facility$ 2,084,696 2,235,00 8.00Ineos U.S. Finance Corp., Term C-2 Facility 2,084,696
                                                         $ 4,169,392
              Diversified Metals & Mining - 0.0 %
1,023,50  0.00Blaze Recycling & Metals LLC, Term Loan , 5$ 1,023,500
              Steel - 0.1 %
2,382,67  9.25Niagara Corp., Term Loan, 6/30/14          $ 1,572,564
              Total Materials                            $ 9,150,412
              Capital Goods - 0.1 %
              Aerospace & Defense - 0.0 %
414,496   4.04Dae Aviation Holding, Inc., Tranche B-1 Loa$   391,007
797,855   3.51Hunter Defense Technology, Inc., Term Loan,    740,011
404,470   4.00Standard Aero Ltd. (DAE Aviation Holdings,
              Tranche B-1 Loan, 7/31/14                      381,550
350,000   5.50Tasc, Inc., Tranche A Term Loan, 12/18/14      351,750
650,000   5.75Tasc, Inc., Tranche B Term Loan, 12/18/15      654,333
                                                         $ 2,518,651
              Construction & Farm Machinery & Heavy Trucks - 0.0 %
500,000  10.00Accuride Corp.,Term Advance Loan, 1/31/12  $   501,786
              Total Capital Goods                        $ 3,020,437
              Commercial Services & Supplies - 0.0 %
              Environmental & Facilities Services - 0.0 %
710,000   6.00Advanced Disposal Services Inc., Term B Loa$   711,775
              Total Commercial Services & Supplies       $   711,775
              Transportation - 0.1 %
              Air Freight & Couriers - 0.1 %
506,310   3.23Ceva Group Plc, EGL Term Loan, 11/4/13     $   445,553
889,337   3.25Ceva Group Plc, Additional Pre Term Loan, 1    798,180
2,461,18  3.23Ceva Group Plc, U.S. Term Loan, 11/4/13      2,159,692
                                                         $ 3,403,425
              Total Transportation                       $ 3,403,425
              Automobiles & Components - 0.3 %
              Auto Parts & Equipment - 0.0 %
795,772   3.00Allison Transmission, Inc., Term Loan, 8/7/$   732,324
              Tires & Rubber - 0.2 %
7,817,00  2.34Goodyear Tire & Rubber Co., Second Term Loa$ 7,302,380
              Total Automobiles & Components             $ 8,034,704
              Consumer Services - 0.4 %
              Casinos & Gaming - 0.4 %
1,794,16  2.75Gateway Casinos & Entertainment, Delayed   $ 1,637,171
              Draw Term Loan, 9/30/14
8,858,10  2.75Gateway Casinos & Entertainment, Term
              Advance Loan, 9/30/14                        8,083,016
8,980,00  5.75Gateway Casinos & Entertainment,
              2nd Lien Advance Lien, 7/16/14               2,435,825
                                                         $12,156,012
              Total Consumer Services                    $12,156,012
              Household & Personal Products - 0.1 %
              Household Products - 0.0 %
1,091,10  8.00Spectrum Brands, Inc., Dollar B Term Loan, $ 1,091,107
56,117    8.00Spectrum Brands, Inc., Letter of Credit, 6/     56,117
548,266   2.24Yankee Candle Co., Inc., Term Loan, 2/6/14     532,123
                                                         $ 1,679,347
              Personal Products - 0.0 %
685,000   4.26Revlon Consumer Products Corp., Term Loan, $   674,511
              Total Household & Personal Products        $ 2,353,858
              Health Care Equipment & Services - 0.4 %
              Health Care Services - 0.1 %
1,400,00  6.00RehabCare Group, Inc., Term Loan B, 11/1/15$ 1,406,300
1,050,00  7.00Rural/Metro Operating Co., LLC, Term Loan,   1,054,594
                                                         $ 2,460,894
              Health Care Supplies - 0.3 %
9,200,00  4.48IM U.S. Holding LLC, Term Loan, 6/26/15    $ 8,918,250
              Total Health Care Equipment & Services     $11,379,144
              Pharmaceuticals & Biotechnology - 0.6 %
              Biotechnology - 0.5 %
5,698,30  5.50Warner Chilcott Corp., Term A Loan, 10/30/1$ 5,722,523
2,335,00  5.75Warner Chilcott Corp., Term B-3 Loan, 4/30/  2,344,398
2,849,15  5.75Warner Chilcott Corp., Term B-1 Loan, 4/30/  2,860,008
6,268,13  5.75Warner Chilcott Corp., Term B-2 Loan, 4/30/  6,292,017
                                                         $17,218,946
              Total Pharmaceuticals & Biotechnology      $17,218,946
              Diversified Financials - 0.0 %
              Consumer Finance - 0.0 %
43,461    7.00Dollar Financial Corp., Delay Draw Term Loa$    42,229
31,956    7.00Dollar Financial Corp., Canadian Borrower
              Term Loan, 10/30/12                             31,051
                                                         $    73,280
              Total Diversified Financials               $    73,280
              Insurance - 1.2 %
              Insurance Brokers - 1.0 %
5,278,50  3.25Alliant Holdings I, Inc., Term Loan, 8/21/1$ 4,996,979
5,880,26  6.75HUB International Holdings, Incremental Ter  5,848,412
1,986,89  2.75HUB International Holdings, Delaed Draw, 6/  1,862,710
8,839,44  2.75HUB International Holdings, Initial Term Lo  8,286,983
6,356,40  3.01Usi Holdings Corp., Tranche B Term Loan, 5/  5,863,782
1,476,30  7.00Usi Holdings Corp., Series C New Term Loan   1,445,851
                                                         $28,304,717
              Multi-Line Insurance - 0.2 %
7,584,59  2.76AmWins Group, Inc., Initial Term Loan, 6/8/$ 7,044,192
              Total Insurance                            $35,348,909
              Software & Services - 0.1 %
              Systems Software - 0.1 %
2,525,00 8.50Allen Systems Group, Inc., Term Loan (First$ 2,542,359 1,850,00 2.52Inverness Medical Innovations, Term Loan (S 1,729,750
                                                         $ 4,272,109
              Total Software & Services                  $ 4,272,109
              Semiconductors - 0.2%
              Semiconductor Equipment - 0.2 %
4,515,18 12.50Freescale Semiconductor, Inc., New
              Term Loan (Incremental), 12/15/14          $ 4,663,804
              Total Semiconductors                       $ 4,663,804
              Telecommunication Services - 0.1 %
              Wireless Telecommunication Services - 0.1 %
2,770,00  3.23Intelsat Jackson Holdings, Ltd., Term Loan,$ 2,577,485
              Total Telecommunication Services           $ 2,577,485
              Utilities - 0.3 %
              Electric Utilities - 0.0 %
2,513,70  3.73Texas Competitive Electric Holdings, Inc.,
               Delayed Draw Term Loan, 10/10/14          $ 2,038,650
              Independent Power Producer & Energy Traders - 0.3 %
5,012,70  2.00NRG Energy, Inc., Term Loan, 2/1/13        $ 4,862,326
2,957,27  0.16NRG Energy, Inc., Credit Linked, 2/1/13      2,868,556
                                                         $ 7,730,882
              Total Utilities                            $ 9,769,532
              TOTAL SENIOR FLOATING RATE LOAN INTERESTS
              (Cost  $166,197,322)                       $153,432,515

              TEMPORARY CASH INVESTMENTS - 6.8 %
              Securities Lending Collateral  - 6.8 % (c)
              Certificates of Deposit:
5,966,434     Bank of Nova Scotia, 0.19%, 2/17/10        $5,966,434
5,966,434     DnB NOR Bank ASA NY, 0.2%, 2/17/10          5,966,434
5,424,031     Royal Bank of Canada, 0.23%, 1/21/11        5,424,031
5,424,120     Svenska NY, 0.20%, 3/30/10                  5,424,120
6,508,837     Rabobank Nederland NY, 0.19%, 3/2/10        6,508,837
581,259       Westpac Banking NY, 1.35%, 3/19/10            581,259
5,424,031     Societe Generale, 0.21%, 3/4/10             5,424,031
5,966,434     CBA Financial, 0.27%, 1/3/11                5,966,434
1,651,504     BNP Paribas, 0.70%, 6/4/10                  1,651,504
3,850,416     Wachovia Bank NA, 1.17%, 5/14/10            3,850,416
                                                         $46,763,500
              Commercial Paper:
4,337,639     BBVA London, 0.28%, 3/18/10                $4,337,639
1,163,680     US BanCorp., 0.68%, 5/6/10                  1,163,680
1,092,158     American Honda Finance, 0.68%, 2/5/10       1,092,158
1,628,464     GE Capital Corp., 0.81%, 8/20/10            1,628,464
587,167       GE Capital Corp., 0.29%, 10/21/10             587,167
591,116       GE Capital Corp., 0.29%, 10/6/10              591,116
4,338,552     HND AF, 0.18%, 3/2/10                       4,338,552
5,965,771     HSBC, 0.20%, 2/19/10                        5,965,771
604,971       John Deer Capital Corp., 0.33%, 7/6/10        604,971
4,593,041     JPMorgan Chase & Co., 0.57%, 9/24/10        4,593,041
5,423,000     NABPP, 0.19%, 3/8/10                        5,423,000
4,228,423     PARFIN, 0.25%, 4/19/10                      4,228,423
5,422,705     Cafco, 0.20%, 3/15/10                       5,422,705
5,965,420     Char FD, 0.18%, 3/5/10                      5,965,420
5,419,624     WSTPAC, 0.25%, 5/27/10                      5,419,624
3,253,750     Ciesco, 0.20%, 3/8/10                       3,253,750
2,711,729     Ciesco, 0.20%, 2/18/10                      2,711,729
5,424,031     Toyota Motor Credit Corp., 0.23%, 1/10/11   5,424,031
2,711,535     GE, 0.30%, 1/26/11                          2,711,535
2,716,297     Kithaw, 0.21%, 3/2/10                       2,716,297
2,782,482     Kithaw, 0.20%, 2/23/10                      2,782,482
3,725,296     Old LLC, 0.19%, 3/17/10                     3,725,296
1,521,195     Old LLC, 0.18%, 2/17/10                     1,521,195
1,851,993     Ranger, 0.20%, 3/12/10                      1,851,993
2,168,603     Ranger, 0.20%, 5/3/10                       2,168,603
3,796,601     SRCPP, 0.19%, 2/3/10                        3,796,601
1,000,537     STRAIT, 0.19%, 4/1/10                       1,000,537
1,626,047     TB LLC, 0.19%, 2/8/10                       1,626,047
2,982,054     TB LLC, 0.20%, 3/5/10                       2,982,054
1,085,511     TB LLC, 0.10%, 2/9/10                       1,085,511
6,185,922     Bank of America, 0.87%, 5/12/10             6,185,922
1,084,898     BBVA Senior US, 0.30%, 3/12/10              1,084,898
6,150,684     Santander, 0.30%, 7/23/10                   6,150,684
2,168,888     WFC, 0.33%, 12/2/10                         2,168,888
                                                         $106,309,784
              Tri-party Repurchase Agreements:
21,696,124    Deutsche Bank, 0.1%, 2/1/10                $21,696,124
18,733,084    Barclays Capital Markets, 0.11%, 2/1/10     18,733,084
                                                         $40,429,208
Shares
              Money Market Mutual Funds:
4,339,226     Dreyfus Preferred Money Market Fund        $4,339,226
4,339,225     Blackrock Liquidity Temporary Cash Fund     4,339,225
                                                         $8,678,451
              Total Securities Lending Collateral        $202,180,943
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $202,180,943)                       $202,180,943

              TOTAL INVESTMENT IN SECURITIES - 106.5%
              (Cost  $3,084,360,550) (a)                 $3,152,883,095

              OTHER ASSETS AND LIABILITIES - (6.5)%      $27,101,260

              TOTAL NET ASSETS - 100.0%                  $2,960,560,496

* Senior floating rate loan interests in which the Portfolio invests generally pay interest rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered
              Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2010, the value of these securities amounted to $322,618,067 or 10.9% of total net assets.

(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $3,084,360,550 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $382,190,203

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value   (313,667,658)

              Net unrealized gain                        $68,522,545

(b)           Debt obligation with a variable interest rate.
              Rate shown is rate at period end

(c)           At January 31, 2010, the following securities were out on loan:

Principal
Amount                         Security                     Value
1,525,000     Alliance One International, Inc., 5.5%, 7/1$1,873,844
10,642,000    Allison Transmission Co., 11.0%, 11/1/15 (1411,227,310
5,912,000     Baldor Electric Co., 8.625%, 2/15/17        6,015,460
1,824,000     Bausch & Lomb, Inc., 9.875%, 11/1/15        1,915,200
590,000       BE Aerospace, Inc., 8.5%, 7/1/18             618,025
14,186,000    Cricket Communications, Inc., 9.375%, 11/01/14,115,070
736,000       D.R. Horton, Inc., 2.0%, 5/15/14             842,720
240,000       Dollar Financial Corp., 2.875%, 6/30/27 (144 217,200
12,516,000    First Data Corp., 9.875%, 9/24/15           11,170,530
8,200,000     General Cable Corp., 7.125%, 4/1/17         8,056,500
390,000       Goodyear Tire & Rubber Co., 10.5%, 5/15/16   423,150
4,502,000     Graham Packaging Co., 9.875%, 10/15/14      4,631,433
4,565,000     Graphic Packaging Co., 9.5%, 8/15/13        4,690,538
2,350,000     Greenbrier Co., Inc., 2.375%, 5/15/26       1,830,062
1,680,000     HCA, Inc., 9.875%, 2/15/17                  1,827,000
8,340,000     Lexington Realty Trust, 6.0%, 1/15/30 (144A)8,089,800
2,725,000     MannKind Corp., 3.75%, 12/15/13             1,989,250
2,000,000     Mashantucket Pequot Tribe, 8.5%, 11/15/15 (1 610,000
3,750,000     Plains Exploration & Production Co.., 10.0%,4,162,500
4,724,000     Sally Holdings LLC, 10.5%, 11/15/16         5,054,680
2,978,000     Tenneco Automotive, Inc., 8.625%, 11/15/14  2,933,330
19,343,000    TXU Energy Co., 10.25%, 11/1/15             15,135,898
22,472,000    Univision Communications, Inc., 9.75%, 3/15/19,775,360
8,633,000     Yankee Acquisition Corp., 8.5%, 2/15/15     8,633,000
3,988,000     Yankee Acquisition Corp., 9.75%, 2/15/17    3,988,000
Shares
1,277,400     Alliance One International Inc. *           6,501,966
15,200        BE Aerospace, Inc. *                         340,936
20,000        CIGNA Corp.                                  675,400
115,000       ESCO Technologies, Inc.                     3,759,350
314,000       General Cable Corp. *                       9,137,400
21,100        General Communication Inc. *                 125,123
73,000        Georgia Gulf Corp. *                        1,120,550
69,700        Inverness Medical Innovations, Inc. *       2,813,789
169,400       Itron, Inc. *                               10,424,876
36,600        J.C. Penney Co., Inc.                        908,778
34,100        Lennox International Inc.                   1,303,302
241,100       NRG Energy, Inc. *                          5,812,921
537,500       SandRidge Energy, Inc. *                    4,547,250
421,000       Scientific Games Corp. *                    5,927,680
200,000       Sonic Automotive, Inc. *                    1,910,000
167,400       Texas Industries, Inc.                      5,681,556
292,400       Windstream Corp.                            3,014,644
35,300        WMS Industries Inc. *                       1,308,924
              Total                                      $205,140,305

(d)           Securities lending collateral is managed by Credit
              Suisse, New York Branch.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

			     Level 1       Level 2     Level 3     Total

Asset backed securities         $0       $2,084,228    $0    $2,084,228
Collateralized Mortgage Oblig    0        1,585,000     0     1,585,000
Corporate bonds                  0    1,628,737,700     0  1,628,737,700
Convertible bond                 0      586,143,153     0   586,143,153
Municipal bonds                  0        1,000,000     0   1,000,000
Floating rate loans              0      153,432,515     0   153,432,515
Common stocks              449,850,005      0           0   449,850,005
preferred stock             74,292,516      0           0    74,292,516
Temporary cash                   0      193,502,492     0   193,502,492
Money market mutual          8,768,451      0           0     8,768,451
Total                   $532,820,972  $2,617,812,567   $0 $3,150,633,539

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.